Investment Strategy	Sep. 25, 2026
ARBITRAGE FUND | ARBITRAGE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The Fund’s investment adviser (the “Adviser”) uses various investment strategies, including short selling and the purchasing and selling of options, in an attempt to preserve capital during times of market stress and to minimize market exposure, correlation, and volatility. The Adviser expects the Fund’s assets to be invested across various industries; however, if for example, a large percentage (namely, at least 50%) of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The most common merger arbitrage activity, and the approach the Fund primarily uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities, as per the terms of the transaction, may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in other investment companies, including other funds advised by the Adviser, and in exchange traded funds (“ETFs”).

The Fund generally engages in active and frequent trading of portfolio securities to achieve its investment objective. The Fund will generally sell or close out a security when the securities of the companies involved in the transaction no longer meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities.

WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in equity and debt and debt-like instruments (including high yield bonds commonly known as “junk bonds”) of companies whose prices the Fund’s investment adviser (the “Adviser”) believes are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations (referred to as “event-driven opportunities”). The Fund may invest in both U.S. and foreign securities and may invest in securities of companies of any market capitalization and in debt securities of any maturity. The Fund may also invest in derivatives, such as options and swaps. Furthermore, the Fund may invest in exchange traded funds (“ETFs”). The Adviser expects the Fund’s assets to be invested in various industries; however, if, for example, a large percentage (namely, at least 50%) of corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage, capital structure arbitrage, and special situations in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities’ positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

Special Situations: The special situations strategy seeks to profit by investing in securities of companies whose stock price trades significantly higher or lower from where the Adviser believes they should trade, as the result of an ongoing or anticipated corporate catalyst. Corporate catalysts may include spin-offs, split-offs, asset sales, speculative mergers and acquisitions, transformational mergers and acquisitions, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), regulatory changes, recapitalizations, refinancings, corporate levering/de-levering, un-solicited hostile offers, litigation, bankruptcy processes, distressed credit, and other catalysts. The strategy invests primarily in equity securities, but may also invest in debt, warrants, debentures, convertible securities, and preferred securities. The strategy may engage in short sales and derivatives to implement trading strategies and to mitigate volatility and market risk.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund may sell or close out a security when the securities of the companies involved in the transaction no longer meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes) in debt securities and other credit-related instruments. The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield bonds commonly known as “junk bonds”), bank loans, convertible and preferred securities, credit default swaps and other debt instruments and derivatives that the Fund’s investment adviser (the “Adviser”) believes have debt-like characteristics. The Fund invests in both U.S. and foreign debt securities. The principal types of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, equity swaps, futures, and options.

The Fund invests primarily in debt securities whose returns the Adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations. The Fund also uses a relative value approach and may express positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assesses their potential impact on security prices.

The Fund may engage in short-term trading strategies and may engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund may seek to mitigate the risk of volatility (the appreciation or depreciation of the value of a security over a period of time) and duration (the impact of interest rate changes on fixed-income securities) by engaging in short sales and/or investing in derivatives, including credit default swaps, interest rate swaps, futures, and options. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in exchange traded funds (“ETFs”).

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including securities that are unrated, and in debt securities with a wide variety of terms that may vary from security to security, including but not limited to optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing debt securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities’ positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield bonds commonly known as “junk bonds”), bank loans, convertible and preferred securities, credit default swaps and other debt instruments and derivatives that the Fund’s investment adviser (the “Adviser”) believes have debt-like characteristics. The Fund invests in both U.S. and foreign debt securities. The principal types of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, equity swaps, futures, and options.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in debt securities whose returns the Adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations. The Fund also uses a relative value approach and may express positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assesses their potential impact on security prices.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes) in debt securities and other credit-related instruments.
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its Underlying Index, which is designed to reflect a global merger arbitrage strategy. The most common approach to merger arbitrage, and the approach the Underlying Index (and by extension the Fund) reflects, is to seek to capture the difference (the “spread”) between the price at which the stock of a target company in a publicly announced merger, takeover, tender offer, or leveraged buy-out (the “Target”) trades after the announcement of the acquisition and the price the acquiring company (the “Acquirer”) has agreed to pay for the stock of the Target.

The Underlying Index is rebalanced and reconstituted twice per month. The Fund reconstitutes and rebalances on the same schedule as the Underlying Index. The Fund’s investment adviser, Water Island Capital, LLC (the “Adviser”), generally expects the Underlying Index to include between 30‑50 Targets at each reconstitution. To gain exposure to the Underlying Index, the Fund will establish long positions in shares of the Target stocks. When the terms of a transaction call for the exchange of an Acquirer’s common stock, the Underlying Index, as a result of the index methodology, will include short exposure in the Acquirer’s stock at the deal’s exchange ratio. This short exposure is designed to lock in the current deal spread, and to hedge against the risk of a decline in the deal value as a result of a decline in the value of the Acquirer’s stock. The Fund may invest in derivatives, such as swaps, to obtain exposure to long and short constituents of the Underlying Index.

The Underlying Index is comprised of securities of United States (“U.S.”) and foreign companies of any market capitalization. The Underlying Index is calculated in U.S. dollars. The Underlying Index hedges against fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund uses forward currency or futures contracts to effectuate these hedges in the Underlying Index. The amount of forward and futures contracts held by the Fund is based on the aggregate exposure of the Fund to each currency.

The Underlying Index may also include an allocation to cash-like instruments, such as money market and similar cash management funds and ultra short-term bond exchange-traded funds (“ETFs”). In addition, when a transaction closes, any allocation in the Underlying Index to the securities of the Target and/or Acquirer will be reallocated to such instruments. The Underlying Index generally only allocates to cash when there are an insufficient number of Targets for inclusion in the Underlying Index and when a transaction represented by a Target in the Underlying Index has been consummated or abandoned. Accordingly, cash allocations in the Underlying Index and Fund are generally removed as part of each Underlying Index reconstitution, though cash allocations may continue to be included if there are an insufficient number of Targets.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the constituents of the Underlying Index and in financial instruments with economic characteristics similar to such constituents, such as swaps on such constituents. Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling to track the Underlying Index. The Fund may invest up to 20% of its net assets in instruments that are not included in the Underlying Index, but that the Adviser believes will help the Fund track the Underlying Index. The Fund may also invest in financial instruments, including swap agreements, futures contracts, ETFs, and options on securities or equity securities indices. With respect to derivatives, the Fund will invest principally in swaps and forward contracts on foreign currencies. The Fund will invest in other funds, such as money market and similar cash management funds and ultra short-term bond ETFs, only to reflect cash allocations by the Underlying Index.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of August 31, 2026, the Underlying Index included 65 long positions and 16 short positions in companies with market capitalizations of between $321 million and $2,745 billion.

The Underlying Index was developed by Water Island Indices LLC (the “Index Provider”), an affiliate of the Adviser. The Index Calculation Agent is Solactive AG, which is not affiliated with the Index Provider, the Fund, or the Adviser. The Index Calculation Agent provides information to the Fund about the constituents of the Underlying Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its Underlying Index, which is designed to reflect a global merger arbitrage strategy. The most common approach to merger arbitrage, and the approach the Underlying Index (and by extension the Fund) reflects, is to seek to capture the difference (the “spread”) between the price at which the stock of a target company in a publicly announced merger, takeover, tender offer, or leveraged buy-out (the “Target”) trades after the announcement of the acquisition and the price the acquiring company (the “Acquirer”) has agreed to pay for the stock of the Target.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	To gain exposure to the Underlying Index, the Fund will establish long positions in shares of the Target stocks. When the terms of a transaction call for the exchange of an Acquirer’s common stock, the Underlying Index, as a result of the index methodology, will include short exposure in the Acquirer’s stock at the deal’s exchange ratio. This short exposure is designed to lock in the current deal spread, and to hedge against the risk of a decline in the deal value as a result of a decline in the value of the Acquirer’s stock. The Fund may invest in derivatives, such as swaps, to obtain exposure to long and short constituents of the Underlying Index.The Underlying Index is comprised of securities of United States (“U.S.”) and foreign companies of any market capitalization.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the constituents of the Underlying Index and in financial instruments with economic characteristics similar to such constituents, such as swaps on such constituents.
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the Fund employs a “long/short” event-driven strategy, which seeks to profit by investing, long and/or short, in the equity and debt securities of companies whose prices Water Island Capital, LLC (the “Adviser”) believes are or will be impacted by a publicly announced or anticipated corporate event. The strategy may invest both long and short across various industries/sectors, market capitalizations, and credit qualities, and in both U.S. and foreign securities, seeking what the Adviser believes are the most favorable event opportunities across the globe. By focusing on event opportunities, the Adviser aims to generate a return profile that is more correlated to the outcomes of each idiosyncratic event rather than the overall direction of broader equity and credit markets.

Corporate events may take the form of “hard” catalysts or “soft” catalysts as described below. The Fund may invest in both hard and soft catalysts, though under normal market conditions the Adviser expects to focus on hard catalyst events – predominantly definitive merger arbitrage investments. Other approaches to event-driven investing in which the Adviser may engage include special situations and other types of arbitrage trades, such as convertible arbitrage and capital structure arbitrage. The Fund will invest in catalysts without bias toward a company’s capital structure, allowing the Fund to position its investments in both equity and credit instruments, selecting whichever security the Adviser believes offers the greatest reward-to-risk ratio for a given event opportunity.

Hard Catalysts: Investment opportunities predicated on hard catalysts tend to be characterized by more definitive outcomes, shorter timelines, and lower levels of volatility. The most common example of a hard catalyst is definitive, publicly announced mergers and acquisitions (“M&A”) whereby a legally binding merger agreement is in place, but hard catalysts may also take other forms including, but not limited to, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), yield-to-call opportunities (whereby a company or other entity’s callable bonds are purchased and held until the next anticipated call date, at which point they may be redeemed prior to maturity), and spin-offs (pre-completion, whereby a company has announced its intent to separate its business into two or more separately traded independent entities, which may be able to unlock more shareholder value on a standalone rather than combined basis).

Soft Catalysts: Investment opportunities predicated on soft catalysts tend to be characterized by less certain outcomes, longer timelines, and greater levels of risk – though also commensurate greater potential reward. Examples of soft catalysts include a broad range of events spurred by company-specific, industry-wide, or broad economic conditions such as speculated M&A (whereby certain M&A are anticipated, rumored or in negotiations but are not yet definitive), asset sales, spin-offs (post-completion, whereby a company has completed the separation of its business into two or more separately traded independent entities), turnaround plans, management changes, activist campaigns, transformational M&A (post-completion), corporate levering/de-levering, credit refinancings, recapitalizations, restructurings, and other corporate reorganizations and re-rating opportunities.

The Adviser generally engages in active and frequent trading of portfolio securities to achieve the Fund’s principal investment objective. The Adviser generally seeks to maintain a fully invested portfolio; however, for various reasons, there may be times when the Fund may hold a significant portion of its assets in cash or cash equivalents, including money market and similar cash management funds, money market instruments such as Treasury bills, and other short-term or temporary investments. Such instances may occur for defensive purposes in response to adverse market, economic, political, or other conditions; to preserve the Fund’s ability to capitalize quickly on new market opportunities; because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments; or for other reasons, such as after a period in which several catalysts held by the Fund close in a similar timeframe, yet before capital is redeployed to other opportunities.

In addition, the Fund will hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s net long exposure may exceed 100% of the Fund’s net assets.

The Fund may maintain long and short positions through the use of derivative instruments, including swap agreements, options, futures, and forward contracts, without investing directly in the underlying asset. The Fund may use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets. Investments in derivative instruments may have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to exposures that exceed the Fund’s total assets and may result in losses that exceed the amount the Fund invested. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Furthermore, the Fund may invest in exchange-traded funds (“ETFs”).

The Fund is not limited with respect to issuer, geography, market capitalization, credit quality, sector or industry.